Pension and other post-retirement benefits (Details 3) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	16,190	15,549
Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	13,604	13,428	12,594
Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,586	2,121	2,036
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	5,043	3,739
Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	4,777	3,536
Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	266	203
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	9,243	9,955
Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	7,187	8,305
Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,056	1,650
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,904	1,855	1,744
Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,640	1,587	1,497
Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	264	268	247
Group debt securities
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	598	251
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	33	15
Cash and cash equivalents | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,212	2,256
Cash and cash equivalents | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	69	157
Cash and cash equivalents | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,212	890
Cash and cash equivalents | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	51	138
Cash and cash equivalents | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)		1,366
Cash and cash equivalents | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	18	19
Debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	5,415	5,382
Debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,012	831
Debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,525	1,806
Debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	130	65
Debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,890	3,576
Debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	792	644
Debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	90	122
Governments debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,449	1,844
Governments debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	130	58
Governments debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,410	1,806
Governments debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	128	57
Governments debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	39	38
Governments debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2	1
Corporate debt securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,966	3,538
Corporate debt securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	882	773
Corporate debt securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	115
Corporate debt securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2	8
Corporate debt securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3,851	3,538
Corporate debt securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	790	643
Corporate debt securities | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	90	122	176
Corporate debt securities | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	90	122
Equity securities | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	2,461	2,122
Equity securities | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	889	1,006
Equity securities | Level 1 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,040	840
Equity securities | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	82
Equity securities | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,421	1,282
Equity securities | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	807	1,006
Real estate | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,534	1,506
Real estate | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	500	492
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,118	1,066	996
Real estate | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,034	1,014
Real estate - direct | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,034	1,014
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,034	1,014	982
Real estate - direct | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,034	1,014
Real estate - indirect | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	500	492
Real estate - indirect | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	84	52
Real estate - indirect | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	500	492
Real estate - indirect | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	84	52	14
Real estate - indirect | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	84	52
Alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,982	2,213
Alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	444	(3)
Alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3
Alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,376	1,640
Alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	351	(97)
Alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	696	667	572
Alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	606	573
Alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	90	94
Private equity - alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	606	573
Private equity - alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	9	8
Private equity - alternative investments | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	615	581	527
Private equity - alternative investments | Level 3 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	606	573
Private equity - alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	9	8
Hedge funds | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,583	1,526
Hedge funds | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	81	84
Hedge funds | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	1,583	1,526
Hedge funds | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)		3
Hedge funds | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	81	81	45
Hedge funds | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	81	81
Other alternative investments | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	(207)	114
Other alternative investments | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	354	(95)
Other alternative investments | Level 1 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	3
Other alternative investments | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	(207)	114
Other alternative investments | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	351	(100)
Other alternative investments | Level 3 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	5
Other investments, plan assets | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	(51)
Other investments, plan assets | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	88	78
Other investments, plan assets | Level 2 | Defined benefit pension plans - Switzerland
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	(51)
Other investments, plan assets | Level 2 | Defined benefit pension plans - International
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	88	78
Other investments, plan assets | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value (CHF million)	0	5	0